Annual Fund Operating Expenses	Aug. 22, 2025
Toews Hedged Oceana Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Hedged Oceana Fund | Toews Hedged Oceana Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.65%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	1.28%
Toews Tactical Income Fund | Toews Tactical Income Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.12%	[3]
Expenses (as a percentage of Assets)	1.37%
Toews Hedged U.S. Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.18%)	[5]
Net Expenses (as a percentage of Assets)	1.26%
Toews Hedged U.S. Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.50%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.25%)	[6]
Net Expenses (as a percentage of Assets)	1.26%
Toews Unconstrained Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.23%	[7]
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.26%)	[8]
Net Expenses (as a percentage of Assets)	1.48%
Toews Tactical Defensive Alpha Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Tactical Defensive Alpha Fund | Toews Tactical Defensive Alpha Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.16%)	[10]
Net Expenses (as a percentage of Assets)	1.26%
Toews Agility Shares Dynamic Tactical Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Agility Shares Dynamic Tactical Income ETF | Toews Agility Shares Dynamic Tactical Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.08%	[11]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.46%)	[12]
Net Expenses (as a percentage of Assets)	1.03%
Toews Agility Shares Managed Risk ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Toews Agility Shares Managed Risk ETF | Toews Agility Shares Managed Risk ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.03%	[13]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	0.98%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments; (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the adviser.
[6]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the adviser.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the adviser.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days’ written notice to the adviser.
[11]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[12]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; or (vi) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.95%; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[13]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[14]	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) taxes; or (v) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.95%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.